CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (47)	$ (39)	$ (89)	$ (48)
Other comprehensive (loss) income, net of tax:
Foreign currency translation adjustment	(23)	46	(30)	29
Pension and other postretirement benefits adjustments	(3)	3	5	10
Hedging instruments	5	(10)	9	(1)
Total other comprehensive (loss) income, net of tax	(21)	39	(16)	38
Comprehensive loss	(68)	0	(105)	(10)
Comprehensive income attributable to noncontrolling interest	0	(3)	(2)	(6)
Comprehensive loss attributable to Venator	$ (68)	$ (3)	$ (107)	$ (16)